Long-Term Debt - Summary of Long-Term Debt (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Term Credit Agreement,FAIR VALUE	$ 100,000,000	$ 100,000,000
Convertible Notes, FAIR VALUE	332,003,000	287,505,000
Total, FAIR VALUE	432,003,000	387,505,000
Less: Current portion recorded in Accrued expenses and other liabilities, FAIR VALUE	50,000,000
Total Long-term debt, FAIR VALUE	382,003,000	387,505,000
Term Credit Agreement, CARRYING AMOUNT	100,000,000	100,000,000
Convertible Notes, CARRYING AMOUNT	338,753,000	324,338,000
Total, CARRYING AMOUNT	438,753,000	424,338,000
Less: Current portion recorded in Accrued expenses and other liabilities, CARRYING AMOUNT	50,000,000
Total Long-term debt, CARRYING AMOUNT	$ 388,753,000	$ 424,338,000